Income Tax - Reconciliation of Unrecognized Tax Benefits of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning Balance	$ 2,055	$ 2,039	$ 2,007
Additions based on tax positions related to the current year	16	16	32
Unrecognized tax benefits, Ending Balance	$ 2,071	$ 2,055	$ 2,039